Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosures [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
The details of income tax (benefit) expense are as follows:

Puget Energy	Year Ende d December 31,
(Dollars in Thousands)	2025	2024	2023
Charged to operating expenses:
Current:
Federal	$(43,334)	$31,101	$66,086
State	553	364	1,317
Deferred:
Federal	100,502	(875)	(94,860)
State	5	133	23
Amortization of deferred ITC	(3,559)	—	—

Total income tax expense	$54,167	$30,723	$(27,434)

Schedule of Effective Income Tax Rate Reconciliation
The following reconciliation compares
pre-tax
book income at the federal stat
uto
ry rate of 21.0% to the actual income tax expense in the Consolidated Statements of Income:

Puget Energy	Year Ended December 31,
(Dollars in Thousands)	2025		2024		2023
Income taxes at the statutory rate	$88,944	21.0%	$63,256	21.0%	$5,524	21.0%

Increase (decrease) resulting from:
State and local income tax, net of federal benefit 1	$458	0.1%	$393	0.1%	$1,070	4.1%
Nontaxable or nondeductible items	4,735	1.1	4,069	1.4	2,747	10.4
Other:
Utility plant differences 2	(33,844)	(8.0)	(35,416)	(11.8)	(27,823)	(105.8)
Excess deferred tax amortization	—	—	—	—	(8,689)	(33.0)
Other, net	(6,126)	(1.4)	$(1,579)	(0.5)	$(263)	(1.0)

Total income tax expense	$54,167	12.8%	$30,723	10.2%	$(27,434)	(104.3)%

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2025		2024		2023
Income taxes at the statutory rate	$112,754	21.0%	$84,835	21.0%	$26,136	21.0%

Increase (decrease) resulting from:
State and local income tax, net of federal benefit 1	$678	0.1%	$702	0.2%	$1,291	1.0%
Nontaxable or nondeductible items	4,735	0.9	4,069	1.0	2,747	2.2
Other:
Utility plant differences 2	(33,844)	(6.3)	(35,416)	(8.8)	(27,823)	(22.3)
Excess deferred tax amortization	—	—	—	—	(8,689)	(7.0)
Other, net	(6,117)	(1.1)	(1,603)	(0.4)	(265)	(0.2)

Total income tax expense	$78,206	14.6%	$52,587	13.0%	$(6,603)	(5.3)%

1.	State taxes in California and Oregon made up the majority (greater than 50 percent) of the tax effect in this category.
2.
Utility plant differences include the reversal of excess deferred taxes using the average rate assumption method in the amount of $29.5 million, $29.8 million and $27.8 million in 2025, 2024 and 2023, respectively.

Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax liability at December 31, 2025, and 2024, is composed of amounts related to the following types of temporary differences:

Puget Energy	At December 31,
(Dollars in Thousands)	2025	2024
Utility plant and equipment	$1,757,760	$1,768,358
Operating lease liabilities	134,988	61,109
Other deferred tax liabilities	478,056	405,208

Subtotal deferred tax liabilities	$2,370,804	$2,234,675

Net operating loss carryforward	$(207,047)	$(201,562)
Net regulatory liability for income taxes	(698,727)	(721,907)
Operating lease ROU assets	(134,948)	(60,920)
Other deferred tax assets	(388,259)	(252,606)

Subtotal deferred tax assets	$(1,428,981)	$(1,236,995)

Total net deferred tax liabilities	$941,823	$997,680

Income taxes paid
The Company’s income taxes paid (net of refunds) at December 31, 2025, and 2024, is composed of amounts related to the following jurisdictions:

Puget Energy	At December 31,
(Dollars in Thousands)	2025 1	2024	2023
Federal	$(69,268)	$37,065	$69,678

Total income taxes paid	$(69,268)	$37,065	$69,678

1.	Includes $22.2 million related to federal income taxes paid and federal income tax refunds of $91.5 million related to proceeds from the sale of transferable tax credits.

Puget Sound Energy
Income Tax Disclosures [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2025	2024	2023
Charged to operating expenses:
Current:
Federal	$(26,143)	$61,924	$112,168
State	848	889	1,626
Deferred:
Federal	107,060	(10,226)	(120,397)
State	—	—	—
Amortization of deferred ITC	(3,559)	—	—

Total income tax expense	$78,206	$52,587	$(6,603)

Schedule of Deferred Tax Assets and Liabilities

Puget Sound Energy	At December 31,
(Dollars in Thousands)	2025	2024
Utility plant and equipment	$1,751,292	$1,763,456
Operating lease liabilities	134,988	61,109
Other deferred tax liabilities	396,461	321,859

Subtotal deferred tax liabilities	$2,282,741	$2,146,424

Net regulatory liability for income taxes	(699,225)	(722,558)
Operating lease ROU assets	(134,948)	(60,920)
Other deferred tax assets	(379,142)	(245,454)

Subtotal deferred tax assets	$(1,213,315)	$(1,028,932)

Total net deferred tax liabilities	$1,069,426	$1,117,492

Income taxes paid

Puget Sound Energy	At December 31,
(Dollars in Thousands)	2025 1	2024	2023
Federal	$(51,630)	$67,888	$115,680

Total income taxes paid	$(51,630)	$67,888	$115,680

1.	Includes $39.8 million related to federal income taxes paid and federal income tax refunds of $91.5 million related to proceeds from the sale of transferable tax credits.